Encompass Funds

1700 California Street, Suite 335

San Francisco, CA 94109

September 30, 2011

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Encompass Funds (the "Registrant")

       File Nos. 333-132838 and 811-21885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 6, which was filed with the Commission on September 29, 2011, and (ii) that Post-Effective Amendment No. 6 has been filed electronically with the Commission.

Very truly yours,

/s/ Malcolm H. Gissen

Malcolm H. Gissen

President